UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-02589
Eaton Vance Series Trust
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	December 31
Date of Reporting Period:	March 31, 2006

Item 1. Schedule of Investments

Eaton Vance Tax-Managed Growth Fund 1.0 as of March 31, 2006 (Unaudited)

Eaton Vance Tax-Managed Growth Fund 1.0 (the Fund), a series of Eaton Vance Series Trust, invests substantially all of its assets in Tax-Managed Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At March 31, 2006, the value of the Fund’s investment in the Portfolio was $1,003,242,745 and the Fund owned approximately 5.2% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

Tax-Managed Growth Portfolio                                                                                                        as of March 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.7%

Security	Shares	Value
Aerospace & Defense — 3.2%
Boeing Company (The)	803,601	$62,624,625
General Dynamics Corp.	1,470,000	94,050,600
Honeywell International, Inc.	294,636	12,601,582
Northrop Grumman Corp.	3,090,955	211,081,317
Raytheon Co.	345,300	15,828,552
Rockwell Collins, Inc.	131,934	7,434,481
Teledyne Technologies, Inc. (1)	2	71
United Technologies Corp.	3,660,728	212,212,402
		$615,833,630
Air Freight & Logistics — 3.1%
C.H. Robinson Worldwide, Inc.	2,079,209	102,068,370
FedEx Corp.	2,226,609	251,473,220
United Parcel Service, Inc., Class B	3,151,442	250,161,466
		$603,703,056
Airlines — 0.0%
Southwest Airlines Co.	386,112	6,946,155
		$6,946,155
Auto Components — 0.2%
ArvinMeritor, Inc.	8,000	119,280
BorgWarner, Inc.	180,098	10,813,084
Delphi Corp.	5,361	3,404
Johnson Controls, Inc.	233,221	17,708,471
Visteon Corp. (1)	4,426	20,360
		$28,664,599
Automobiles — 0.1%
DaimlerChrysler AG (2)	24,284	1,394,144
Ford Motor Co.	83,266	662,797
General Motors Corp.	34,443	732,603
Harley-Davidson, Inc.	140,700	7,299,516
Honda Motor Co. Ltd. (ADR)	20,000	619,200
		$10,708,260
Beverages — 4.2%
Anheuser-Busch Companies, Inc.	4,678,072	200,081,139
Brown-Forman Corp., Class A	547,732	42,860,029
Brown-Forman Corp., Class B	45,820	3,526,765
Coca-Cola Co.	4,277,290	179,090,132
Coca-Cola Enterprises, Inc.	1,506,930	30,650,956
PepsiCo, Inc.	6,178,110	357,032,977
		$813,241,998

Biotechnology — 2.0%
Amgen, Inc. (1)	4,315,420	$313,946,805
Applera Corp. - Celera Genomics Group (1)	21,276	248,716
Biogen Idec, Inc. (1)	11,200	527,520
Genzyme Corp. (1)	476,887	32,056,344
Gilead Sciences, Inc. (1)	115,482	7,185,290
Incyte Corp. (1)	14,294	86,050
Invitrogen Corp. (1)	429,910	30,149,588
Vertex Pharmaceuticals, Inc. (1)	13,000	475,670
		$384,675,983
Building Products — 0.8%
American Standard Companies, Inc.	973,649	41,730,596
Masco Corp.	3,457,854	112,345,676
Water Pik Technologies, Inc. (1)	1	28
		$154,076,300
Capital Markets — 4.8%
Affiliated Managers Group, Inc. (1)	20,520	2,187,637
Ameriprise Financial, Inc.	73,176	3,297,293
Bank of New York Co., Inc. (The)	397,471	14,324,855
Bear Stearns Companies, Inc.	88,001	12,205,739
Charles Schwab Corp. (The)	857,261	14,753,462
Credit Suisse Group (2)	155,136	8,657,638
Federated Investors, Inc.	1,666,768	65,087,290
Franklin Resources, Inc.	1,015,771	95,726,259
Goldman Sachs Group, Inc.	1,108,743	174,028,301
Investors Financial Services Corp.	453,428	21,252,170
Knight Capital Group, Inc., Class A (1)	1,750,000	24,377,500
Legg Mason, Inc.	45,669	5,723,696
Lehman Brothers Holdings, Inc.	96,237	13,909,134
Mellon Financial Corp.	312,387	11,120,977
Merrill Lynch & Co., Inc.	2,119,444	166,927,409
Morgan Stanley	3,450,099	216,735,219
Northern Trust Corp.	726,812	38,157,630
Nuveen Investments, Class A	150,000	7,222,500
Piper Jaffray Cos., Inc. (1)	27,967	1,538,185
Raymond James Financial, Inc.	221,006	6,532,923
State Street Corp.	150,434	9,090,727
T. Rowe Price Group, Inc.	163,648	12,798,910
UBS AG (2)	83,392	9,170,618
Waddell & Reed Financial, Inc., Class A	273,635	6,320,968
		$941,147,040
Chemicals — 0.8%
Airgas, Inc.	106,296	4,155,111
Arch Chemicals, Inc.	4,950	150,480

Ashland, Inc.	116,107	$8,252,886
Dow Chemical Co. (The)	248,813	10,101,808
E.I. du Pont de Nemours and Co.	1,018,094	42,973,748
Ecolab, Inc.	407,411	15,563,100
MacDermid, Inc.	61,937	1,991,275
Monsanto Co.	19,181	1,625,590
Olin Corp.	9,900	212,553
PPG Industries, Inc.	27,142	1,719,446
Rohm and Haas Co.	2,601	127,111
RPM International, Inc.	41,742	748,851
Sigma-Aldrich Corp.	630,897	41,506,714
Solutia, Inc. (1)	11,510	4,144
Tronox, Inc., Class B (1)	53,904	915,826
Valspar Corp. (The)	1,220,234	34,007,922
		$164,056,565
Commercial Banks — 8.6%
AmSouth Bancorporation	573,547	15,514,446
Associated Banc-Corp.	991,726	33,698,849
Bank of America Corp.	4,844,933	220,638,249
Bank of Hawaii Corp.	69,735	3,717,573
Bank of Montreal (2)	257,005	14,603,024
BB&T Corp.	1,602,852	62,831,798
City National Corp.	184,221	14,146,331
Colonial BancGroup, Inc. (The)	253,936	6,348,400
Comerica, Inc.	333,089	19,309,169
Commerce Bancshares, Inc.	162,911	8,417,611
Compass Bancshares, Inc.	197,363	9,988,541
Fifth Third Bancorp	2,284,268	89,908,788
First Citizens BancShares, Inc., Class A	30,600	5,905,800
First Financial Bancorp.	47,933	797,605
First Horizon National Corp.	151,415	6,306,435
First Midwest Bancorp, Inc.	523,358	19,139,202
HSBC Holdings PLC (ADR)	591,496	49,555,535
Huntington Bancshares, Inc.	630,239	15,207,667
KeyCorp	640,097	23,555,570
M&T Bank Corp.	81,779	9,334,255
Marshall & Ilsley Corp.	571,485	24,905,316
National City Corp.	1,512,389	52,782,376
North Fork Bancorporation, Inc.	1,865,892	53,793,666
PNC Financial Services Group, Inc.	164,958	11,103,323
Popular, Inc. (2)	1,432	29,728
Regions Financial Corp.	1,677,448	58,995,846
Royal Bank of Canada (2)	288,100	24,292,592
Royal Bank of Scotland Group PLC (2)	50,837	1,650,255
S&T Bancorp, Inc.	100,000	3,658,000
Societe Generale (2)	1,388,332	207,740,603

SunTrust Banks, Inc.	1,372,520	$99,864,555
Synovus Financial Corp.	1,369,351	37,095,719
TCF Financial Corp.	72,500	1,866,875
Trustmark Corp.	205,425	6,499,647
U.S. Bancorp	4,388,516	133,849,738
Valley National Bancorp.	104,601	2,679,878
Wachovia Corp.	2,170,161	121,637,524
Wells Fargo & Co.	2,229,799	142,417,262
Westamerica Bancorporation	266,621	13,842,962
Whitney Holding Corp.	320,104	11,350,870
Zions Bancorporation	493,678	40,841,981
		$1,679,823,564
Commercial Services & Supplies — 1.4%
Acco Brands Corp. (1)	23,653	525,097
Allied Waste Industries, Inc. (1)	1,583,804	19,385,761
Avery Dennison Corp.	716,650	41,909,692
Banta Corp.	18,287	950,558
CBIZ, Inc. (1)	185,000	1,480,000
Cendant Corp.	641,119	11,123,415
Cintas Corp.	1,423,783	60,681,631
Consolidated Graphics, Inc. (1)	70,215	3,659,606
Deluxe Corp.	12,800	334,976
Donnelley (R.R.) & Sons Co.	60,262	1,971,773
Equifax, Inc.	80,000	2,979,200
Herman Miller, Inc.	541,800	17,559,738
HNI Corp.	1,039,857	61,351,563
Hudson Highland Group, Inc. (1)	10,262	194,362
Ikon Office Solutions, Inc.	39,622	564,614
Manpower, Inc.	1,536	87,828
Monster Worldwide, Inc. (1)	45,208	2,254,071
Navigant Consulting, Inc. (1)	125,200	2,673,020
PHH Corp. (1)	27,409	731,820
Pitney Bowes, Inc.	22,857	981,251
School Specialty, Inc. (1)	49,197	1,697,297
Steelcase, Inc., Class A	123,000	2,214,000
Waste Management, Inc.	902,346	31,852,814
		$267,164,087
Communications Equipment — 1.7%
3Com Corp. (1)	506,478	2,593,167
ADC Telecommunications, Inc. (1)	41,693	1,066,924
Alcatel SA (ADR) (1)	43,728	673,411
Avaya, Inc. (1)	27,533	311,123
Ciena Corp. (1)	375,431	1,955,996
Cisco Systems, Inc. (1)	5,038,036	109,174,240
Comverse Technology, Inc. (1)	264,797	6,230,673

Corning, Inc. (1)	3,625,022	$97,549,342
Dycom Industries, Inc. (1)	65,119	1,383,779
Juniper Networks, Inc. (1)	35,691	682,412
Lucent Technologies, Inc. (1)	233,156	711,126
Motorola, Inc.	1,272,023	29,142,047
Nokia Oyj (ADR) (3)	2,042,478	42,320,144
Nortel Networks Corp. (1)(2)	725,440	2,212,592
QUALCOMM, Inc.	486,266	24,609,922
Riverstone Networks, Inc. (1)(4)	28,706	287
Tellabs, Inc. (1)	106,674	1,696,117
		$322,313,302
Computer Peripherals — 2.2%
Dell, Inc. (1)	4,382,715	130,429,598
EMC Corp. (1)	1,761,568	24,010,172
Gateway, Inc. (1)	67,156	147,072
Hewlett-Packard Co.	910,864	29,967,426
International Business Machines Corp.	1,711,250	141,126,788
Lexmark International, Inc., Class A (1)	1,714,509	77,804,418
McDATA Corp., Class A (1)	17,915	82,767
Network Appliance, Inc. (1)	488,000	17,582,640
Palm, Inc. (1)	129,612	3,001,814
Sun Microsystems, Inc. (1)	319,180	1,637,393
		$425,790,088
Construction & Engineering — 0.1%
Jacobs Engineering Group, Inc. (1)	160,823	13,949,787
		$13,949,787
Construction Materials — 0.1%
CRH PLC (2)	207,894	7,251,691
Vulcan Materials Co.	206,614	17,903,103
		$25,154,794
Consumer Finance — 1.0%
American Express Co.	612,065	32,164,016
Capital One Financial Corp.	1,408,274	113,394,222
SLM Corp.	916,399	47,597,764
		$193,156,002
Containers & Packaging — 0.1%
Bemis Co., Inc.	295,186	9,321,974
Caraustar Industries, Inc. (1)	98,494	1,013,503
Sealed Air Corp.	37,014	2,142,000
Sonoco Products Co.	137,363	4,652,485
Temple-Inland, Inc.	115,924	5,164,414
		$22,294,376

Distributors — 0.1%
Genuine Parts Co.	220,115	$9,647,640
		$9,647,640
Diversified Consumer Services — 0.4%
Apollo Group, Inc., Class A (1)	40,683	2,136,264
H&R Block, Inc.	1,575,244	34,104,033
Laureate Education, Inc. (1)	520,213	27,768,970
Service Corp. International	127,389	993,634
ServiceMaster Co. (The)	1,156,537	15,173,765
Stewart Enterprises, Inc.	114,000	650,940
		$80,827,606
Diversified Financial Services — 1.9%
Citigroup, Inc.	4,327,719	204,398,168
FINOVA Group, Inc. (The) (1)	175,587	11,413
ING Groep N.V. (ADR)	257,281	10,136,871
JPMorgan Chase & Co.	3,182,315	132,511,597
Moody’s Corp.	295,397	21,109,070
		$368,167,119
Diversified Telecommunication Services — 1.2%
AT&T, Inc.	1,285,119	34,749,618
BCE, Inc. (2)(3)	2,900,000	69,774,000
BellSouth Corp.	159,718	5,534,229
Cincinnati Bell, Inc. (1)	169,013	763,939
Citizens Communications Co.	12,231	162,305
Deutsche Telekom AG (ADR)	2,006,790	33,754,208
McLeod USA, Inc., Class A (1)	947	5
Qwest Communications International, Inc. (1)	38,011	258,475
RSL Communications, Ltd., Class A (1)(2)(4)	247,161	0
Telefonos de Mexico SA de CV (ADR)	3,083,026	69,306,424
Verizon Communications, Inc.	459,935	15,665,386
		$229,968,589
Electric Utilities — 0.3%
American Electric Power Co., Inc.	960	32,659
Exelon Corp.	1,002,600	53,037,540
Southern Co. (The)	65,985	2,162,328
		$55,232,527
Electrical Equipment — 0.6%
American Power Conversion Corp.	30,856	713,082
Baldor Electric Co.	149,060	5,048,662
Emerson Electric Co.	1,145,120	95,766,386
Rockwell Automation, Inc.	197,707	14,217,110

Roper Industries, Inc.	46,244	$2,248,846
Thomas & Betts Corp. (1)	114,600	5,888,148
		$123,882,234
Electronic Equipment & Instruments — 0.8%
Agilent Technologies, Inc. (1)	450,160	16,903,508
Arrow Electronics, Inc. (1)	8,750	282,363
Flextronics International, Ltd. (1)(2)	441,607	4,570,632
Jabil Circuit, Inc. (1)	2,127,971	91,204,837
Molex, Inc., Class A	27,020	803,034
National Instruments Corp.	735,687	23,998,110
Plexus Corp. (1)	149,944	5,633,396
Sanmina-SCI Corp. (1)	766,172	3,141,305
Solectron Corp. (1)	1,707,596	6,830,384
		$153,367,569
Energy Equipment & Services — 0.9%
Baker Hughes, Inc.	344,551	23,567,288
Core Laboratories N.V. (1)(2)	12,499	594,327
GlobalSantaFe Corp.	20,000	1,215,000
Grant Prideco, Inc. (1)	11,694	500,971
Halliburton Co.	636,562	46,481,757
National-Oilwell Varco, Inc. (1)	235,534	15,102,440
Schlumberger, Ltd.	561,787	71,105,381
Smith International, Inc.	191,739	7,470,151
Transocean, Inc. (1)	103,602	8,319,241
		$174,356,556
Food & Staples Retailing — 1.7%
Albertson’s, Inc.	749,548	19,240,897
Casey’s General Stores, Inc.	12,551	287,041
Costco Wholesale Corp.	928,292	50,276,295
CVS Corp.	265,636	7,934,547
Kroger Co. (The) (1)	1,347,353	27,432,107
Safeway, Inc.	1,169,601	29,380,377
Sysco Corp.	2,127,368	68,182,144
Sysco Corp. (4)(5)	60,000	1,922,680
Walgreen Co.	1,104,538	47,638,724
Wal-Mart Stores, Inc.	1,783,493	84,252,209
Winn-Dixie Stores, Inc. (1)	137,447	39,860
		$336,586,881
Food Products — 2.6%
Archer-Daniels-Midland Co.	1,139,619	38,348,179
Campbell Soup Co.	1,285,448	41,648,515
ConAgra Foods, Inc.	1,010,247	21,679,901
Dean Foods Co. (1)	286,449	11,122,815
Del Monte Foods Co.	99,492	1,179,975

General Mills, Inc.	137,396	$6,963,229
H.J. Heinz Co.	299,708	11,364,927
Hershey Co. (The)	505,014	26,376,881
J.M. Smucker Co. (The)	7,276	288,857
Kellogg Co.	54,076	2,381,507
Kraft Foods, Inc.	465	14,094
Nestle SA (2)	275,000	81,231,222
Sara Lee Corp.	4,719,756	84,389,237
Smithfield Foods, Inc. (1)	3,845,278	112,820,457
TreeHouse Foods, Inc. (1)	64,797	1,720,360
Tyson Foods, Inc., Class A	265,272	3,644,837
Wm. Wrigley Jr. Co.	821,086	52,549,504
		$497,724,497
Gas Utilities — 0.0%
National Fuel Gas Co.	4,000	130,880
		$130,880
Health Care Equipment & Supplies — 1.2%
Advanced Medical Optics, Inc. (1)	31,158	1,453,209
Bausch & Lomb, Inc.	29,250	1,863,225
Baxter International, Inc.	223,395	8,669,960
Becton, Dickinson and Co.	64,173	3,951,773
Biomet, Inc.	419,890	14,914,493
Boston Scientific Corp. (1)	1,107,430	25,526,262
DENTSPLY International, Inc.	6,927	402,805
Dionex Corp. (1)	37,300	2,293,204
Edwards Lifesciences Corp. (1)	10,353	450,356
Guidant Corp.	39,195	3,059,562
Hillenbrand Industries, Inc.	314,238	17,279,948
Hospira, Inc. (1)	126,372	4,986,639
Lumenis, Ltd. (1)(2)	100,000	190,000
Medtronic, Inc.	2,119,234	107,551,126
PerkinElmer, Inc.	254,526	5,973,725
St. Jude Medical, Inc. (1)	84,327	3,457,407
Steris Corp.	718	17,720
Stryker Corp.	71,556	3,172,793
Waters Corp. (1)	165,841	7,156,039
Zimmer Holdings, Inc. (1)	318,574	21,535,602
		$233,905,848
Health Care Providers & Services — 2.0%
AmerisourceBergen Corp.	348,354	16,815,048
Cardinal Health, Inc.	1,828,693	136,274,202
Caremark Rx, Inc. (1)	801,471	39,416,344
CIGNA Corp.	11,836	1,546,018
Express Scripts, Inc. (1)	53,316	4,686,476
HCA, Inc.	140	6,411

Health Management Associates, Inc., Class A	124,425	$2,683,847
Henry Schein, Inc. (1)	1,729,852	82,790,717
IMS Health, Inc.	217,989	5,617,577
McKesson Corp.	2,631	137,154
Medco Health Solutions, Inc. (1)	182,727	10,455,639
PAREXEL International Corp. (1)	27,837	736,010
Sunrise Senior Living, Inc. (1)	209,862	8,178,322
Tenet Healthcare Corp. (1)	3,961	29,232
UnitedHealth Group, Inc.	432,531	24,161,182
Ventiv Health, Inc. (1)	13,170	437,507
WellPoint, Inc. (1)	809,292	62,663,480
		$396,635,166
Hotels, Restaurants & Leisure — 1.8%
Bob Evans Farms, Inc.	49,985	1,485,054
Brinker International, Inc.	170,685	7,211,441
Carnival Corp. (2)	545,997	25,863,878
CBRL Group, Inc.	45,036	1,977,531
Darden Restaurants, Inc.	184,714	7,578,815
Gaylord Entertainment Co. (1)	428,482	19,444,513
International Game Technology	400,000	14,088,000
International Speedway Corp., Class A	118,344	6,023,710
Jack in the Box, Inc. (1)	459,492	19,987,902
Lone Star Steakhouse & Saloon, Inc.	145,981	4,148,780
Marriott International, Inc., Class A	185,766	12,743,548
McDonald’s Corp.	935,240	32,134,846
MGM MIRAGE (1)	188,890	8,139,270
Navigant International, Inc. (1)	38,258	469,808
Outback Steakhouse, Inc.	1,259,161	55,403,084
Papa John’s International, Inc. (1)	376,219	12,343,745
Royal Caribbean Cruises, Ltd. (2)	199,308	8,374,922
Sonic Corp. (1)	159,765	5,612,544
Starbucks Corp. (1)	2,309,559	86,931,801
Yum! Brands, Inc.	236,243	11,542,833
		$341,506,025
Household Durables — 0.5%
Blyth, Inc.	634,907	13,345,745
D.R. Horton, Inc.	625,255	20,770,971
Fortune Brands, Inc.	121,805	9,821,137
Helen of Troy, Ltd. (1)(2)	20,000	424,000
Interface, Inc., Class A (1)	38,788	535,662
Leggett & Platt, Inc.	1,796,864	43,789,576
Lenox Group, Inc. (1)	5,455	71,461
Newell Rubbermaid, Inc.	362,124	9,121,904
Snap-On, Inc.	15,102	575,688
		$98,456,144

Household Products — 2.8%
Clorox Co. (The)	53,688	$3,213,227
Colgate-Palmolive Co.	706,824	40,359,650
Energizer Holdings, Inc. (1)	168,981	8,955,993
Kimberly-Clark Corp.	1,381,336	79,841,221
Procter & Gamble Co. (The)	7,202,502	415,008,165
		$547,378,256
Independent Power Producers & Energy Traders — 0.1%
AES Corp. (The) (1)	40,339	688,183
Dynegy, Inc., Class A (1)	22,688	108,902
TXU Corp.	290,248	12,991,500
		$13,788,585
Industrial Conglomerates — 2.8%
3M Co.	910,650	68,927,099
General Electric Co.	12,935,904	449,910,741
Teleflex, Inc.	23,700	1,697,631
Tyco International, Ltd. (2)	1,143,060	30,725,453
		$551,260,924
Insurance — 5.6%
21st Century Insurance Group	70,700	1,117,060
Aegon, N.V. (ADR)	5,182,849	95,519,907
AFLAC, Inc.	2,196,373	99,122,313
Allstate Corp. (The)	189,192	9,858,795
American International Group, Inc.	5,154,598	340,667,382
AON Corp.	530,078	22,003,538
Arthur J. Gallagher & Co.	557,196	15,495,621
Berkshire Hathaway, Inc., Class A (1)	651	58,817,850
Berkshire Hathaway, Inc., Class B (1)	40,348	121,528,176
Chubb Corp. (The)	16,099	1,536,489
Commerce Group, Inc. (The)	120,000	6,340,800
Hartford Financial Services Group, Inc. (The)	45,700	3,681,135
Jefferson-Pilot Corp.	130,034	7,274,102
Lincoln National Corp.	52,903	2,887,975
Manulife Financial Corp. (2)	74,958	4,705,114
Marsh & McLennan Cos., Inc.	666,351	19,564,065
MetLife, Inc.	1,563,295	75,616,579
Old Republic International Corp.	300,685	6,560,947
Principal Financial Group, Inc.	113,328	5,530,406
Progressive Corp. (The) (4)(5)	9,470	986,478
Progressive Corp. (The)	1,253,848	130,726,192
SAFECO Corp.	161,000	8,083,810
St. Paul Travelers Cos., Inc. (The)	331,815	13,866,549
Torchmark Corp.	359,615	20,534,017
UICI	43,597	1,612,653

UnumProvident Corp.	53,710	$1,099,981
XL Capital Ltd., Class A (2)	187,100	11,994,981
		$1,086,732,915
Internet & Catalog Retail — 0.1%
Amazon.com, Inc. (1)	42,476	1,550,799
Expedia, Inc. (1)	403,096	8,170,756
IAC/InterActiveCorp (1)	403,096	11,879,239
		$21,600,794
Internet Software & Services — 0.3%
eBay, Inc. (1)	1,257,244	49,107,951
Google, Inc., Class A (1)	24,288	9,472,320
		$58,580,271
IT Services — 2.5%
Accenture Ltd., Class A (2)	2,738,000	82,331,660
Acxiom Corp.	616,809	15,938,345
Affiliated Computer Services, Inc. (1)	183,730	10,961,332
Automatic Data Processing, Inc.	1,565,553	71,514,461
BISYS Group, Inc. (The) (1)	65,000	876,200
Ceridian Corp. (1)	26,632	677,784
Computer Sciences Corp. (1)	226,702	12,593,296
CSG Systems International, Inc. (1)	25,200	586,152
DST Systems, Inc. (1)	172,042	9,968,113
eFunds Corp. (1)	1	26
Electronic Data Systems Corp.	1,252	33,591
Fidelity National Information Services, Inc.	42,862	1,738,054
First Data Corp.	3,683,304	172,452,293
Fiserv, Inc. (1)	832,355	35,416,705
Gartner, Inc. (1)	30,576	426,535
Paychex, Inc.	1,597,890	66,568,097
Perot Systems Corp. (1)	684,871	10,656,593
Safeguard Scientifics, Inc. (1)	26,579	65,650
		$492,804,887
Leisure Equipment & Products — 0.0%
Eastman Kodak Co.	90,761	2,581,243
Mattel, Inc.	30,514	553,219
		$3,134,462
Machinery — 3.4%
Caterpillar, Inc.	178,612	12,826,128
Danaher Corp.	4,031,970	256,231,694
Deere & Co.	3,350,000	264,817,500
Donaldson Co., Inc.	77,792	2,628,592
Dover Corp.	367,670	17,854,055
Federal Signal Corp.	154,738	2,862,653
Illinois Tool Works, Inc.	813,846	78,381,508

ITT Industries, Inc.	8,428	$473,822
Nordson Corp.	163,978	8,175,943
Parker Hannifin Corp.	39,111	3,152,738
Tecumseh Products Co., Class A	113,414	2,783,180
Wabtec Corp.	94,504	3,080,830
		$653,268,643
Media — 4.1%
ADVO, Inc.	750,000	24,000,000
Arbitron, Inc.	10,405	351,897
Belo Corp., Class A	400,660	7,965,121
Cablevision Systems Corp., Class A (1)	207,410	5,537,847
Catalina Marketing Corp.	85,308	1,970,615
CBS Corp., Class A	14,887	358,777
CBS Corp., Class B	483,679	11,598,622
Clear Channel Communications, Inc.	131,283	3,808,520
Comcast Corp., Class A (1)	1,886,968	49,363,083
Comcast Corp., Class A Special (1)	1,411,772	36,875,485
Discovery Holding Co., Class A (1)	123,540	1,853,100
Discovery Holding Co., Class B (1)	3,287	49,765
E.W. Scripps Co. (The), Class A	51,066	2,283,161
EchoStar Communications Corp., Class A (1)	35,150	1,049,931
Entercom Communications Corp. (1)	220,000	6,142,400
Gannett Co., Inc.	403,647	24,186,528
Havas SA (ADR)	3,142,938	14,771,809
Interpublic Group of Companies, Inc. (The) (1)	862,663	8,247,058
Knight Ridder, Inc.	19,023	1,202,444
Lamar Advertising Co. (1)	241,409	12,702,942
Liberty Global, Inc., Class A (1)	46,773	957,443
Liberty Global, Inc., Class B (1)	1,643	35,029
Liberty Global, Inc., Class C (1)	48,416	956,216
Liberty Media Corp., Class A (1)	1,313,041	10,780,067
Liberty Media Corp., Class B (1)	32,876	271,227
Live Nation, Inc. (1)	16,410	325,574
McClatchy Co., (The), Class A	48,066	2,348,024
McGraw-Hill Companies, Inc., (The)	482,484	27,800,728
New York Times Co. (The), Class A	300,468	7,604,845
News Corp., Class A	187,934	3,121,584
Omnicom Group, Inc.	2,376,753	197,864,687
Publicis Groupe (2)	329,132	12,813,311
Reuters Group PLC (ADR)	1,387	57,089
Time Warner, Inc.	4,135,890	69,441,593
Tribune Co.	1,600,495	43,901,578
Univision Communications, Inc., Class A (1)	401,298	13,832,742
Viacom, Inc., Class A (1)	13,791	534,539
Viacom, Inc., Class B (1)	477,073	18,510,432
Vivendi Universal SA (ADR)	330,215	11,293,353

Walt Disney Co., (The)	4,904,319	$136,781,457
Washington Post Co. (The), Class B	16,470	12,793,073
Westwood One, Inc.	122,400	1,351,296
WPP Group PLC (2)	139,450	1,666,238
WPP Group PLC (ADR)	256,051	15,363,060
		$804,724,290
Metals & Mining — 0.4%
Alcoa, Inc.	85,947	2,626,540
Allegheny Technologies, Inc.	14,885	910,664
Inco, Ltd. (1)(2)	200,000	9,978,000
Nucor Corp.	421,662	44,185,961
Phelps Dodge Corp.	29,724	2,393,674
Steel Dynamics, Inc.	311,800	17,688,414
		$77,783,253
Multiline Retail — 1.6%
99 Cents Only Stores (1)	1,142,232	15,488,666
Dollar General Corp.	101,456	1,792,728
Dollar Tree Stores, Inc. (1)	646,996	17,902,379
Family Dollar Stores, Inc.	2,618,411	69,649,733
Federated Department Stores, Inc.	130,024	9,491,752
J.C. Penney Company, Inc.	130,349	7,874,383
Kohl’s Corp. (1)	55	2,916
Nordstrom, Inc.	131,384	5,147,625
Sears Holdings Corp. (1)	5,264	696,111
Target Corp.	3,479,699	180,979,145
		$309,025,438
Multi-Utilities — 0.1%
Ameren Corp.	5,000	249,100
Dominion Resources, Inc.	3,249	224,278
Duke Energy Corp. (1)	417,250	12,162,838
PG&E Corp.	47,705	1,855,725
TECO Energy, Inc.	34,145	550,417
Wisconsin Energy Corp.	9,576	382,944
		$15,425,302
Office Electronics — 0.0%
Xerox Corp. (1)	42,878	651,746
Zebra Technologies Corp., Class A (1)	13,500	603,720
		$1,255,466
Oil, Gas & Consumable Fuels — 10.9%
Amerada Hess Corp.	18,947	2,698,053
Anadarko Petroleum Corp.	2,559,131	258,497,822
Apache Corp.	2,145,929	140,579,809
BP PLC (ADR)	5,014,012	345,665,987
Burlington Resources, Inc.	4,334,202	398,356,506

Chevron Corp.	532,231	$30,853,431
ConocoPhillips	3,033,836	191,586,743
Devon Energy Corp.	1,015,400	62,112,018
El Paso Corp.	148,709	1,791,943
Exxon Mobil Corp.	6,693,150	407,345,109
Kerr-McGee Corp.	267,327	25,524,382
Kinder Morgan, Inc.	1,781,672	163,896,007
Marathon Oil Corp.	30,353	2,311,988
Murphy Oil Corp.	39,036	1,944,774
Newfield Exploration Co. (1)	120,000	5,028,000
Royal Dutch Shell PLC (ADR)	118,194	7,358,758
Total SA (ADR)	400,000	52,692,000
Valero Energy Corp.	206,040	12,317,071
Williams Cos., Inc. (The)	219,065	4,685,800
		$2,115,246,201
Paper and Forest Products — 0.1%
International Paper Co.	115,997	4,010,016
Louisiana-Pacific Corp.	70,750	1,924,400
MeadWestvaco Corp.	45,590	1,245,063
Neenah Paper, Inc.	38,811	1,271,060
Weyerhaeuser Co.	86,820	6,288,373
		$14,738,912
Personal Products — 0.4%
Avon Products, Inc.	173,400	5,404,878
Estee Lauder Cos., Inc. (The), Class A	2,029,336	75,471,006
		$80,875,884
Pharmaceuticals — 6.2%
Abbott Laboratories	3,213,322	136,469,785
Allergan, Inc.	38,300	4,155,550
Andrx Corp. (1)	180,170	4,277,236
Bristol-Myers Squibb Co.	5,004,166	123,152,525
Elan Corp. PLC (ADR) (1)	31,838	459,741
Eli Lilly & Co.	3,823,455	211,437,062
Forest Laboratories, Inc. (1)	56,800	2,534,984
GlaxoSmithKline PLC (ADR)	435,293	22,770,177
Johnson & Johnson	3,552,660	210,388,525
King Pharmaceuticals, Inc. (1)	152,305	2,627,261
Merck & Co., Inc.	2,705,258	95,306,239
Mylan Laboratories, Inc.	27,992	655,013
Novo Nordisk A/S (ADR)	292,277	18,147,479
Pfizer, Inc.	8,314,352	207,193,652
Schering-Plough Corp.	2,052,837	38,983,375
Sepracor, Inc. (1)	4,000	195,240
Shering AG (ADR)	25,000	2,597,750
Teva Pharmaceutical Industries, Ltd. (ADR)	1,676,190	69,025,504

Watson Pharmaceuticals, Inc. (1)	665,378	$19,122,964
Wyeth	872,741	42,345,393
		$1,211,845,455
Real Estate — 0.1%
AvalonBay Communities, Inc.	18,207	1,986,384
Forest City Enterprises, Inc., Class A	77,326	3,645,921
Jones Lang LaSalle, Inc.	1,835	140,451
Plum Creek Timber Co., Inc.	198,791	7,341,352
ProLogis	126,355	6,759,993
		$19,874,101
Road & Rail — 0.2%
ANC Rental Corp. (1)	48,467	5
Burlington Northern Santa Fe Corp.	194,233	16,185,436
CSX Corp.	38,134	2,280,413
Florida East Coast Industries, Inc.	121,978	6,574,614
Heartland Express, Inc.	653,154	14,232,226
Kansas City Southern (1)	15,215	375,811
Norfolk Southern Corp.	3,990	215,739
Union Pacific Corp.	10,444	974,947
		$40,839,191
Semiconductors & Semiconductor Equipment — 1.9%
Agere Systems, Inc. (1)	7,696	115,748
Altera Corp. (1)	63,319	1,306,904
Analog Devices, Inc.	568,639	21,773,187
Applied Materials, Inc.	1,123,242	19,667,967
Broadcom Corp., Class A (1)	907,048	39,148,192
Conexant Systems, Inc. (1)	134,174	462,900
Cypress Semiconductor Corp. (1)	152,742	2,588,977
Freescale Semiconductor, Inc., Class B (1)	94,399	2,621,460
Intel Corp.	10,511,263	203,392,939
KLA-Tencor Corp.	148,373	7,175,318
Linear Technology Corp.	95,760	3,359,261
LSI Logic Corp. (1)	132,810	1,535,284
Maxim Integrated Products, Inc.	304,351	11,306,640
Mindspeed Technologies, Inc. (1)	44,724	178,002
Skyworks Solutions, Inc. (1)	98,685	670,071
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	909	9,145
Teradyne, Inc. (1)	25,982	402,981
Texas Instruments, Inc.	1,818,561	59,048,676
Xilinx, Inc.	58,684	1,494,095
		$376,257,747

Software — 1.6%
Adobe Systems, Inc. (1)	608,276	$21,240,998
CA, Inc.	38,744	1,054,224
Cadence Design Systems, Inc. (1)	450,000	8,320,500
Cognos, Inc. (1)(2)	77,000	2,995,300
Compuware Corp. (1)	150,944	1,181,892
Electronic Arts, Inc. (1)	21,405	1,171,282
Fair Isaac Corp.	433,326	17,168,376
Intuit, Inc. (1)	543,383	28,902,542
Jack Henry & Associates, Inc.	201,006	4,597,007
Microsoft Corp.	6,842,124	186,174,194
Oracle Corp. (1)	1,108,704	15,178,158
Parametric Technology Corp. (1)	37,840	617,927
Reynolds and Reynolds Co. (The), Class A	216,412	6,146,101
SAP AG (ADR)	400,000	21,728,000
Symantec Corp. (1)	90,220	1,518,403
Wind River Systems, Inc. (1)	91,910	1,144,280
		$319,139,184
Specialty Retail — 2.0%
Abercrombie & Fitch Co., Class A	11,225	654,418
AutoNation, Inc. (1)	1,071,895	23,099,337
Best Buy Co., Inc.	170,415	9,531,311
Burlington Coat Factory Warehouse Corp.	95,284	4,330,658
CarMax, Inc. (1)	67,797	2,215,606
Circuit City Stores, Inc.	216,000	5,287,680
Gap, Inc. (The)	540,888	10,103,788
Home Depot, Inc.	4,507,727	190,676,852
Limited Brands, Inc.	592,650	14,496,219
Lowe’s Companies, Inc.	877,970	56,576,387
Office Depot, Inc. (1)	80,276	2,989,478
OfficeMax, Inc.	2,192	66,133
Payless ShoeSource, Inc. (1)	23,100	528,759
Pep Boys (The) - Manny, Moe & Jack	62,500	944,375
RadioShack Corp.	625,064	12,019,981
Sherwin-Williams Co. (The)	41,878	2,070,448
Staples, Inc.	364,587	9,304,260
Tiffany & Co.	57,286	2,150,516
TJX Companies, Inc. (The)	1,716,834	42,611,820
Too, Inc. (1)	38,284	1,315,055
		$390,973,081
Textiles, Apparel & Luxury Goods — 0.8%
Coach, Inc. (1)	726,267	25,114,313
NIKE, Inc., Class B	1,529,222	130,136,792
		$155,251,105

Thrifts & Mortgage Finance — 0.4%
Fannie Mae	335,606	$17,250,148
Freddie Mac	151,086	9,216,246
Golden West Financial Corp.	89,168	6,054,507
MGIC Investment Corp.	85,000	5,663,550
Radian Group, Inc.	1,796	108,209
Washington Mutual, Inc.	874,851	37,286,150
		$75,578,810
Tobacco — 0.2%
Altria Group, Inc.	609,632	43,198,524
		$43,198,524
Trading Companies & Distributors — 0.1%
United Rentals, Inc. (1)	397,333	13,707,989
		$13,707,989
Wireless Telecommunication Services — 0.6%
Alltel Corp.	1,675,397	108,481,956
Sprint Nextel Corp.	297,303	7,682,310
Telephone & Data Systems, Inc., Special Shares	25,844	975,611
Telephone and Data Systems, Inc.	25,844	1,019,287
Vodafone Group PLC (ADR)	332,062	6,940,096
		$125,099,260
Total Common Stocks (identified cost $14,023,411,281)		$19,392,483,797

Convertible Preferred Stocks — 0.0%

Security	Shares	Value
Independent Power Producers & Energy Traders — 0.0%
Enron Corp. (1)(4)	11,050	$0
		$0
Total Convertible Preferred Stocks (identified cost $16,626,069)		$0

Preferred Stocks — 0.0%

Security	Shares	Value
Commercial Banks — 0.0%
Wachovia Corp. (Dividend Equalization Preferred Shares) (1)	166,518	$666
		$666
Total Preferred Stocks (identified cost $39,407)		$666

Rights — 0.0%

Security	Shares	Value
Computer Peripherals — 0.0%
Seagate Technology, Inc. (Tax Refund Rights) (1)(4)	197,392	$0
		$0
Total Rights (identified cost $0)		$0

Warrants — 0.0%

Security	Shares	Value
Communications Equipment — 0.0%
Lucent Technologies, Inc. (1)	18,106	$11,316
		$11,316
Total Warrants (identified cost $0)		$11,316

Short-Term Investments — 0.5%

Security	Principal Amount (000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 4.69% (6)	$98,337	$98,337,208
Total Short-Term Investments (at amortized cost, $98,337,208)		$98,337,208
Total Investments — 100.2% (identified cost $14,138,413,965)		$19,490,832,987
Other Assets, Less Liabilities — (0.2)%		$(39,106,155)
Net Assets — 100.0%		$19,451,726,832

ADR	—	American Depository Receipt
(1)		Non-income producing security.
(2)		Foreign security.
(3)		All or a portion of these securities were on loan at March 31, 2006.
(4)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(5)		Security subject to restrictions on resale (see below).
(6)

As of March 31, 2006, the Portfolio loaned securities having a market value of $95,689,354 and received $98,337,208 of cash collateral for the loans. This cash was invested in the Eaton Vance Cash Collateral Fund LLC, an affiliated fund that is available only to Eaton Vance portfolios and funds. The rate shown is the annualized seven-day yield as of March 31, 2006.

The Portfolio did not have any open financial instruments at March 31, 2006.

The cost and unrealized appreciation (depreciation) in value of the investments owned at March 31, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$4,106,297,637
Gross unrealized appreciation	$15,385,785,113
Gross unrealized depreciation	(1,249,763)
Net unrealized appreciation	$15,384,535,350

At March 31, 2006, the Portfolio owned the following securities (representing 0.02% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933. The securities are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Common Stocks	Date of Acquisition	Eligible For Resale	Shares	Cost	Fair Value
Progressive Corp.	10/14/05	10/15/06	9,470	$1,031,533	$986,478
Sysco Corp.	5/19/05	5/20/06	60,000	2,220,777	1,922,680
				$3,252,310	$2,909,158

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Series Trust

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer
Date:	May 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer
Date:	May 23, 2006
By:	/s/ Michelle A. Green
Michelle A. Green
Treasurer and Principal Financial Officer
Date:	May 23, 2006